Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Pretax loss before income taxes					$ (12,039,000)	$ (16,941,000)
Net loss	$ (6,825,000)	$ (2,984,000)	$ (12,334,000)	$ (5,636,000)	(12,039,000)	(16,941,000)
Provision for income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Impact of Tax Reform Act					$ 3,760,000
Unrecognized tax benefits					0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward					30,689,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward					$ 30,689,000